Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Payables and Accruals

	2019 RMB million	2018 RMB million
Salaries, wages and benefits	2,794	2,854
Take-off and landing charges	3,052	2,828
Fuel cost	1,109	1,225
Expenses related to aircraft overhaul conducted	1,810	1,324
Deposits from customers	18	6
Duties and levies payable	1,983	1,792
Food and beverages	253	349
Payments on system services	879	650
Lease rentals of property, plant and equipment	515	411
Other accrued operating expenses	991	701
Payable for purchase of property, plant and equipment	3,454	2,783
Interest payable	1,249	1,189
Pending output value added tax	412	378
Deposits received from ticket sales agents	507	502
Other deposits	570	576
Current portion of other long-term liabilities (Note 41)	294	234
Staff housing allowance	224	265
Amounts due to related parties (Note 48(c)(ii))	383	1,093
Current portion of post-retirement benefit obligations (Note 40(b))	165	168
Others	1,940	1,815

	22,602	21,143